Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of net profit (loss) for the year used for the basic and diluted earnings per share
The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2021	2020*	2019
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	13,154	(7,044)	1,586
Interest on convertible bonds	—	—	50
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	13,154	(7,044)	1,636

Summary of share data used in the basic and diluted earnings per share computations
The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2021	2020	2019
Weighted average number of ordinary shares for basic earnings per share	56,685	53,364	52,915
Effect of dilution:
Warrants	158	—	563
Convertible loan	—	—	509
Weighted average number of ordinary shares adjusted for effect of dilution	56,843	53,364	53,987

Summary of earnings per share	The earnings per share are as follows:

	For the year ended December 31
	2021	2020	2019
Earnings per share attributable to the owners of the parent
Basic	0.23	(0.13)	0.03
Diluted	0.23	(0.13)	0.03